Derivative financial instruments - Schedule of notional amounts and carrying amounts of derivative instruments (Details) - Fair value hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	468,067	430,156
Carrying amount of the hedging instruments, Asset	$ 2,065	$ 4,687
Carrying amount of the hedging instruments, Liability	(20,908)	(4,081)
Change in fair value used for calculating hedge ineffectiveness	(18,656)	(2,092)
Ineffectiveness recognised in profit or loss	(1,380)	(663)
Carrying amount of hedged items,Asset	2,717	19,739
Carrying amount of hedged items , liabilities	(448,039)	(411,625)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	18,168	296
Change in the fair value of the hedged item used to recognise ineffectiveness	17,276	1,429
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	1,282	1,831
Carrying amount of the hedging instruments, Liability	$ 0	$ (233)
Interest rate risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Nominal amount		10,667
Carrying amount of the hedging instruments, Asset		$ 0
Carrying amount of the hedging instruments, Liability		(132)
Change in fair value used for calculating hedge ineffectiveness		84
Ineffectiveness recognised in profit or loss		1
Carrying amount of hedged items,Asset		10,837
Carrying amount of hedged items , liabilities		0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items		74
Change in the fair value of the hedged item used to recognise ineffectiveness		$ (83)
Interest rate risk | FVOCI
Disclosure of detailed information about hedging instruments [line items]
Nominal amount		5,000
Carrying amount of the hedging instruments, Asset		$ 0
Carrying amount of the hedging instruments, Liability		(101)
Change in fair value used for calculating hedge ineffectiveness		(29)
Ineffectiveness recognised in profit or loss		(20)
Carrying amount of hedged items,Asset		5,113
Carrying amount of hedged items , liabilities		0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items		85
Change in the fair value of the hedged item used to recognise ineffectiveness		$ 9
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	40,000	70,000
Carrying amount of the hedging instruments, Asset	$ 1,282	$ 1,831
Carrying amount of the hedging instruments, Liability	0	0
Change in fair value used for calculating hedge ineffectiveness	(19)	199
Ineffectiveness recognised in profit or loss	22	(27)
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(41,315)	(71,937)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	0	(292)
Change in the fair value of the hedged item used to recognise ineffectiveness	41	(226)
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	783	2,856
Carrying amount of the hedging instruments, Liability	$ (20,908)	$ (3,848)
Interest rate and foreign exchange risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	3,006	4,075
Carrying amount of the hedging instruments, Asset	$ 333	$ 356
Carrying amount of the hedging instruments, Liability	0	0
Change in fair value used for calculating hedge ineffectiveness	(23)	178
Ineffectiveness recognised in profit or loss	(119)	(149)
Carrying amount of hedged items,Asset	2,717	3,789
Carrying amount of hedged items , liabilities	0	0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(751)	(654)
Change in the fair value of the hedged item used to recognise ineffectiveness	$ (96)	$ (327)
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	425,061	340,414
Carrying amount of the hedging instruments, Asset	$ 450	$ 2,500
Carrying amount of the hedging instruments, Liability	(20,908)	(3,848)
Change in fair value used for calculating hedge ineffectiveness	(18,614)	(2,524)
Ineffectiveness recognised in profit or loss	(1,283)	(468)
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(406,724)	(339,688)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	18,919	1,083
Change in the fair value of the hedged item used to recognise ineffectiveness	$ 17,331	$ 2,056